Intangible Assets, Goodwill and Other Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Goodwill and Other Long Term Assets [Abstract]
Schedule of Other Long Term Assets
	December 31,
	2024	2023
	U.S. Dollars in thousands

Intangible Assets	101,860	109,642
Long term pre-paid expenses(1)	1,366	510
Intangible assets and other long-term assets	103,226	110,152
Goodwill	30,313	30,313
Contract asset	8,019	8,495
	$141,558	$148,960

(1)	Includes mainly prepayment for excess tax

Schedule of Composition and Movement
	Intellectual property(1)	Customer Relationships (1)	Other Intangibles(2) (3)	Total Intangible Assets	Goodwill(1)	Contract asset(4)
	U.S. Dollars in thousand
Cost:
Balance as of January 1, 2024	80,103	$33,514	$11,230	$124,847	$30,313	$8,546
Purchases	-	-	-
Balance as of December 31, 2024	$80,103	$33,514	$11,230	$124,847	$30,313	$8,546

Accumulated amortization and impairment:
Balance as of January 1, 2024	8,518	3,531	3,156	15,205	-	51
Amortization recognized in the year	4,021	1,676	1,495	7,192	-	476
Impairment loss (3)	-	-	590	590	-	-
Balance as of December 31, 2024	12,539	5,207	5,241	22,987	-	527

Amortized cost at December 31, 2024	$67,564	$28,307	$5,989	$101,860	$30,313	$8,019
	Intellectual property(1)	Customer Relationships (1)	Other Intangibles(2)	Total Intangible Assets	Goodwill(1)	Contract asset(4)
	U.S. Dollars in thousand
Cost:
Balance as of January 1, 2023	80,103	$33,514	$11,101	$124,718	$30,313	$7,577
Purchases	-	-	129	129		969
Balance as of December 31, 2023	$80,103	$33,514	$11,230	$124,847	$30,313	$8,546

Accumulated amortization and impairment:
Balance as of January 1, 2023	4,497	1,855	1,670	8,022	-	-
Amortization recognized in the year	4,021	1,676	1,486	7,183	-	51
Impairment loss (3)	-	-	-	-	-	-
Balance as of December 31, 2023	8,518	3,531	3,156	15,205	-	51

Amortized cost at December 31, 2023	$71,585	$29,983	$8,074	$109,642	$30,313	$8,495

(1)	The Intellectual Property, Customer Relationship and Goodwill generated by the November 2021 Saol APA, in the amount of 79,141 thousands, 33,519 thousands and 29,896 thousands respectively other than intellectual property and goodwill in the amount of $962 thousands and $416, respectively which were generated by the acquisition of the Company’s plasma collection center in Beaumont, Texas consumed during March, 2021
(2)	Includes assumed contract manufacturing agreement associated with the November 2021 Saol APA and distribution right of certain pharmaceutical products to be distributed in Israel, subject to IL MOH and or EMA marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.

(3)	During 2024 the Company recognized impairment loss of $590 arising from certain distribution rights assets, from which the Company does not expect future economic benefits.

(4)

In December 2019, the Company entered into a binding term sheet for a 12-year contract manufacturing agreement with Saol to manufacture CYOTGAM. As a result of the execution and consummation of the Saol APA as detailed in Note 1, which included the acquisition of all rights relating to CYTOGAM, the previous engagement with Saol with respect to this product expired. Following the successful execution of the technology transfer from the previous manufacturer and pending all necessary FDA approvals, the Company obtained during May 2023 FDA approval to manufacture CYTOGAM at its facility in Beit Kama, Israel.

The Company amortizes the contract asset over an 18-year period on a straight-line basis, representing the expected duration of the relationship with its relevant customers. The amortized cost was included in the cost of goods sold. No impairment losses were recognized.

Schedule of Amortization Expenses of Intangible Assets

Amortization expenses of intangible assets and contract assets are classified in statement of profit or loss as follows:

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Cost of goods sold	5,915	5,491	5,376
Other expenses and income	590	-	-
Selling and marketing expenses	1,753	1,743	1,807

	8,258	7,234	7,183

Schedule of Allocation of Goodwill to Cash-Generating Units	Allocation of goodwill to cash-generating units
	December 31,
	2024	2022
	U.S. Dollars in thousands
Proprietary	$30,313	$30,313